Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Intermediate Treasury Bond Index Fund - Fidelity Intermediate Treasury Bond Index Fund
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	1.67%
Annual Return 2016	0.96%
Annual Return 2017	2.28%
Annual Return 2018	1.24%
Annual Return 2019	7.25%
Annual Return 2020	9.10%
Annual Return 2021	(3.00%)
Annual Return 2022	(12.73%)
Annual Return 2023	4.06%
Annual Return 2024	0.40%